OTHER ASSETS - (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Surgical instruments, net	$ 21,477	$ 15,271	$ 8,676
Other	120	143	712
Other assets, net	$ 21,597	$ 15,414	$ 9,388